RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 62%, 62%, and 65%, of all inventory purchases made during 2025, 2024, and 2023, respectively. At December 31, 2025 and 2024, approximately $115,000 and $204,000, respectively, was payable to Carrier and its affiliates, net of receivables. We also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2025, 2024, and 2023 included approximately $71,000, $82,000, and $110,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length basis in the ordinary course of business.

A member of our Board of Directors is a Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel for compliance and acquisition-related legal services. During 2025, 2024, and 2023, fees for services performed were $128, $279, and $192, respectively, and $19 and $32 was payable at December 31, 2025 and 2024, respectively.